Rule 497(e)

Registration No. 333-16617

[CHAPMAN AND CUTLER LLP LETTERHEAD]

November 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust I
(Registration No. 333-16617 and 811-07747)

Ladies and Gentlemen:

   On behalf of Nuveen Multistate Trust I (the “Registrant”) and its series, Nuveen Colorado Municipal Bond Fund and Nuveen Pennsylvania Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format information that mirrors the information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on October 21, 2013.

   If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures